Registration Nos. 033-52154

811-07168

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

Pre-Effective Amendmet No.      [ ]

Post-Effective Amendment No. 33 [x]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

Amendment No. 34 [x]

(Check appropriate box or boxes.)

___________________________________

             HENNESSY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd. Suite 200 Novato, California	94945
(Address of Principal Executive Offices)	(ZIP Code)

                             (800) 966-4354

(Registrant’s Telephone Number, including Area Code)

Neil J. Hennessy	Copy to:
Hennessy Advisors, Inc.	Richard L. Teigen
7250 Redwood Blvd.	Foley & Lardner LLP
Suite 200	777 East Wisconsin Avenue
Novato, California 94945	Milwaukee, Wisconsin 53202-5306
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 25, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (dated) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to Post-Effective Amendment No. 32 to the Registration Statement of Hennessy Funds Trust (the “Registrant”) under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 33 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on July 30, 2012 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate October 25, 2012 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on July 30, 2012, which contains the Prospectus and the Statement of Additional Information describing Hennessy Focus Fund, Hennessy Large Cap Financial Fund, Hennessy Small Cap Financial Fund, Hennessy Technology Fund, Hennessy Gas Utility Index Fund, Hennessy Equity and Income Fund and Hennessy Core Bond Fund (the “Funds”). The Post-Effective Amendment was scheduled to become effective on October 13, 2012 pursuant to the Post-Effective Amendment No. 32 to the Registration Statement under the Securities Act filed with the Securities and Exchange Commission on July 30, 2012. This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment. This filing relates only to the Funds. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 12th day of October, 2012.

HENNESSY FUNDS TRUST

(Registrant)

By:  /s/ Neil J. Hennessy

Neil J. Hennessy

Chairman of the Board and

President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Neil J. Hennessy Neil J. Hennessy	Chairman of the Board and President (Principal Executive Officer) and a Trustee	October 12, 2012
/s/ Robert T. Doyle Robert T. Doyle*	Trustee	*
/s/ J. Dennis DeSousa J. Dennis DeSousa*	Trustee	*
/s/ Gerald P. Richardson Gerald P. Richardson*	Trustee	*
/s/ Teresa M. Nilsen Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	October 12, 2012

*By:   /s/ Neil J. Hennessy

   Neil J. Hennessy

   Attorney-in-fact

   October 12, 2012